Organization And Summary Of Significant Accounting Policies (Activity In The Allowance For Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization And Summary Of Significant Accounting Policies [Abstract]
Opening balance	$ 93	$ 340	$ 347
Additions during the year	1	14	10
Write off of allowance		(263)	(20)
Foreign currency translation adjustments	1	2	3
Closing balance	$ 95	$ 93	$ 340